Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization
	July 31,	January 31,
	2021	2021
Customer base	$314,100	$314,100
License agreement	50,000	-
Intellectual property	817,400	817,400
Total	1,181,500	1,131,500
Less: Accumulated amortization	(189,679)	(124,770)

Net Intangible Assets	$991,821	$1,006,730

	January 31,	January 31,
	2021	2020
Customer base	$314,100	$136,500
Intellectual property and trademarks	817,400	234,200

Total	1,131,500	370,700

Less: Accumulated amortization	(124,770)	(56,000)

Net Intangible Assets	$1,006,730	$314,700

Schedule of estimated amortization
Total
Year Ended January 31,
Remainder of 2022	$64,870
2023	129,776
2024	129,776
2025	113,109
2026 and thereafter	554,290
$991,821

Total
Year Ended January 31,
2022	$113,150
2023	113,150
2024	113,150
2025	113,150
2026 and thereafter	554,130
$1,006,730